Offerings - USD ($)	Aug. 15, 2025	Jul. 10, 2025
Offering: 1
Offering:
Fee Previously Paid		false
Rule 457(o)	true
Security Type	Common Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275.00
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, such indeterminate number of warrants to purchase common stock or preferred stock and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $250,000,000. The securities registered also include such indeterminate amounts and numbers of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants, issuance of units, or pursuant to the anti-dilution provisions of any such securities.In no event will the aggregate initial offering price of all securities issued from time to time pursuant to this registration statement exceed $250,000,000.
Offering: 2
Offering:
Fee Previously Paid		false
Rule 457(o)	true
Security Type	Common equity
Security Class Title	Preferred stock, no par value per share
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, such indeterminate number of warrants to purchase common stock or preferred stock and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $250,000,000. The securities registered also include such indeterminate amounts and numbers of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants, issuance of units, or pursuant to the anti-dilution provisions of any such securities.In no event will the aggregate initial offering price of all securities issued from time to time pursuant to this registration statement exceed $250,000,000.
Offering: 3
Offering:
Fee Previously Paid		false
Rule 457(o)	true
Security Type	Common equity
Security Class Title	Warrants
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, such indeterminate number of warrants to purchase common stock or preferred stock and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $250,000,000. The securities registered also include such indeterminate amounts and numbers of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants, issuance of units, or pursuant to the anti-dilution provisions of any such securities.In no event will the aggregate initial offering price of all securities issued from time to time pursuant to this registration statement exceed $250,000,000.
Offering: 4
Offering:
Fee Previously Paid		false
Rule 457(o)	true
Security Type	Common equity
Security Class Title	Units
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, preferred stock, such indeterminate number of warrants to purchase common stock or preferred stock and such indeterminate number of units consisting of any combination of the securities registered hereunder, as shall have an aggregate initial offering price not to exceed $250,000,000. The securities registered also include such indeterminate amounts and numbers of common stock and preferred stock as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants, issuance of units, or pursuant to the anti-dilution provisions of any such securities.In no event will the aggregate initial offering price of all securities issued from time to time pursuant to this registration statement exceed $250,000,000.